Related Party Transactions	12 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Related party transactions

Note 11 – Related party transactions

Other payables - related parties

Other payables – related parties are nontrade payables arising from transactions between the Company and certain related parties, such as loans from such related parties. The loans are unsecured and non-interest bearing. Current payables are due on demand.

Amount due to related parties consisted of the following:

Name of related parties	Relationship	Nature of transactions	June 30, 2017	June 30, 2016

Yulong Zhu	Founder	Loan for operating cash flows	$1,047,631	$1,488,794
Henan Yuliang Hotel Co., Ltd.	Owned by founder	Loan for operating cash flows	-	15,050
Lei Zhu	Relative of founder	Loan for operating cash flows	452,120	461,393
Total other payables-due to related parties			$1,499,751	$1,965,237

Amount due from related parties consisted of the following:

Name of related parties	Relationship	Nature of transactions	June 30, 2017	June 30, 2016

Hu Zhu	Relative of founder	Other receivables from miscellaneous transactions	$886	$-

Total due from related parties			$886	$-

Other payables-related parties, net			$1,498,865	$1,965,237